CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Warrants [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2010	$ 213,940,423	$ 755	$ 105,120,495	$ 677,332	$ 32,314,355	$ 9,392,790	$ 66,434,696
Balance (in shares) at Dec. 31, 2010		1,510,906,573
Issuance of ordinary shares for share-based compensation	302,075	24	302,051
Issuance of ordinary shares for share-based compensation (in shares)		47,500,000
Issuance of ordinary shares for acquisition of business	29,220,543	62	29,220,481
Issuance of ordinary shares for acquisition of business (in shares)		123,532,570
Share-based compensation recognized	4,579,522		4,579,522
Repurchase of ordinary shares	(2,748,579)	(12)	(2,748,567)
Repurchase of ordinary shares (in shares)		(20,000,000)
Prepayment of convertible senior note	(5,333,300)		(5,333,300)
Provision for statutory reserve						948,701	(948,701)
Other comprehensive income	13,871,922				13,871,922
Net (loss)income	(7,654,862)						(7,654,862)
Balance at Dec. 31, 2011	246,177,744	829	131,140,682	677,332	46,186,277	10,341,491	57,831,133
Balance (in shares) at Dec. 31, 2011		1,661,939,143
Issuance of ordinary shares for share-based compensation	277,309	14	277,295
Issuance of ordinary shares for share-based compensation (in shares)		27,500,000
Issuance of ordinary shares for acquisition of business	4,230,000	20	4,229,980
Issuance of ordinary shares for acquisition of business (in shares)		40,000,000
Share-based compensation recognized	4,464,497		4,464,497
Repurchase of ordinary shares	(14,590,355)	(42)	(14,590,313)
Repurchase of ordinary shares (in shares)		(74,141,480)
Conversion of convertible senior note	1,263,919	11	1,263,908
Conversion of convertible senior note (in shares)		22,800,000
Issuance of warrants	14,889,000			14,889,000
Provision for statutory reserve						230,839	(230,839)
Other comprehensive income	431,986				431,986
Net (loss)income	25,739,968						25,739,968
Balance at Dec. 31, 2012	282,884,068	832	126,786,049	15,566,332	46,618,263	10,572,330	83,340,262
Balance (in shares) at Dec. 31, 2012		1,678,097,663
Issuance of ordinary shares for share-based compensation	849,038	18	849,020
Issuance of ordinary shares for share-based compensation (in shares)		35,000,000
Share-based compensation recognized	1,573,729		1,573,729
Repurchase of ordinary shares	(10,123,821)	(32)	(10,123,789)
Repurchase of ordinary shares (in shares)		(78,214,600)
Warrants exercised	27,820,000	100	32,967,232	(5,147,332)
Warrants exercised, (in shares)		200,000,000
Provision for statutory reserve						151,418	(151,418)
Other comprehensive income	8,944,839				8,944,839
Net (loss)income	20,661,649						20,661,649
Balance at Dec. 31, 2013	$ 332,609,502	$ 918	$ 152,052,241	$ 10,419,000	$ 55,563,102	$ 10,723,748	$ 103,850,493
Balance (in shares) at Dec. 31, 2013		1,834,883,063